Acquisition of Lucid - Schedule of Black Scholes options pricing model (Details)	1 Months Ended	12 Months Ended
	Sep. 21, 2021 Year $ / shares	Dec. 31, 2022	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Warrants [Abstract]
Expected dividend yield			0.00%	0.00%
Expected life (years)				5 years
Annualized volatility		96.00%	120.00%
Bottom of range
Warrants [Abstract]
Grant date share price			$ 2	$ 2.58
Exercise price			$ 1.53	$ 3.46
Risk free interest rate			0.43%	0.32%
Expected life (years)			1 year 2 months 8 days
Annualized volatility			88.00%	118.00%
Top of range
Warrants [Abstract]
Grant date share price			$ 2.04	$ 4
Exercise price			$ 2.5	$ 5.8
Risk free interest rate			0.46%	0.36%
Expected life (years)			2 years
Annualized volatility			129.00%	121.00%
Lucid
Warrants [Abstract]
Grant date share price	$ 1.56
Expected dividend yield	0.00%
Risk free interest rate	0.43%
Annualized volatility	88.00%
Share Options [Abstract]
Grant date share price	$ 1.56
Expected dividend yield	0.00%
Annualized volatility	124.00%
Lucid | Bottom of range
Warrants [Abstract]
Exercise price	$ 0.96
Expected life (years)	1 year 2 months 8 days
Share Options [Abstract]
Exercise price	$ 1.35
Risk free interest rate	0.43%
Expected life (years) | Year	2.23
Lucid | Top of range
Warrants [Abstract]
Exercise price	$ 1.93
Expected life (years)	1 year 3 months 10 days
Share Options [Abstract]
Exercise price	$ 2.31
Risk free interest rate	0.79%
Expected life (years) | Year	4.28